Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Actuarial gains and losses	$ (192)	$ (12)	$ 823
Change in fair value of investments in equity instruments	142
Tax effect	53	13	(390)
Currency translation adjustment generated by the parent company	(1,533)	(4,022)	9,316
Items not potentially reclassifiable to profit and loss	(1,530)	(4,021)	9,749
Currency translation adjustment	740	1,113	(2,578)
Unrealized gain/(loss) of the period	800	1,238	(2,408)
Less gain/(loss) included in net income	60	125	170
Available for sale financial assets			7
Unrealized gain/(loss) of the period			7
Cash flow hedge	(599)	25	324
Unrealized gain/(loss) of the period	(552)	(94)	584
Less gain/(loss) included in net income	47	(119)	260
Variation of foreign currency basis spread	1	(80)
unrealized gain/(loss) of the period	(57)	(80)
less gain/(loss) included in net income	(58)
Share of other comprehensive income of equity affiliates, net amount	408	(540)	(677)
Unrealized gain/(loss) of the period	421	(495)	(655)
Less gain/(loss) included in net income	13	45	22
Other	(3)	(5)
Tax effect	202	14	(100)
Sub-total items potentially reclassifiable to profit and loss	749	527	(3,024)
Total other comprehensive income, net amount	$ (781)	$ (3,494)	$ 6,725